Gain (Loss) on Investments (Tables)	12 Months Ended
Dec. 31, 2012
Investments [Abstract]
Gain (Loss) on Investments [Table Text Block]

	2012	2011
Fixed income securities	$799	$4,147
Equities	636	—
Net investment gains (losses)	$1,435	$4,147